INVENTORIES	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 4 - INVENTORIES

The composition of inventories are as follows:

	As of December 31,
	2023	2022
Raw materials	$48,422	$35,270
Work-in-progress	4,615,592	4,300,962
Finished goods	363,733	136,255
Total	$5,027,747	$4,472,487

During the years ended December 31, 2023, 2022 and 2021, there were no inventory reserves or inventory write offs.